ORGANIZATION AND BUSINESS OPERATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]
1. ORGANIZATION AND BUSINESS OPERATIONS

The Company was incorporated in the State of Nevada on November 29, 2010. The Company was in the GPS tracking system business until late in 2012, when the Company redirected all of its efforts into the social media business. On November 20, 2012, the Company filed Amended and Restated Articles of Incorporation with the Nevada Secretary of State to change its name to Live Event Media, Inc. On February 20, 2013, the Company filed Amended and Restated Articles of Incorporation with the Nevada Secretary of State to change its name from Live Event Media, Inc. to Eventure Interactive, Inc. (the “Company”).

Going Concern

The financial statements have been prepared on a going concern basis which assumes the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future. The Company has incurred losses since inception resulting in an accumulated deficit of $26,509,625 as of June 30, 2014 and further losses are anticipated in the development of its business raising substantial doubt about the Company’s ability to continue as a going concern. The ability to continue as a going concern is dependent upon the Company generating profitable operations in the future and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. Management intends to finance operating costs over the next twelve months with existing cash on hand and loans from directors and/or private placement of common stock. These financials do not include any adjustments relating to the recoverability and reclassification of recorded asset amounts, or amounts and classifications of liabilities that might result from this uncertainty.

1. ORGANIZATION AND BUSINESS OPERATIONS

The Company was incorporated in the State of Nevada on November 29, 2010 (“Inception”). The Company was in the GPS tracking system business until late in 2012, when the Company redirected all of its efforts into the social media business. On February 20, 2013, the Company filed Amended and Restated Articles of Incorporation with the Nevada Secretary of State to change its name from Charlie GPS, Inc. to Eventure Interactive, Inc. (the “Company”).

Asset Acquisition

On November 21, 2012, the Company issued 14,582,500 shares of common stock in exchange for software, which resulted in a change of control of the Company. This transaction was accounted for as a transfer of nonmonetary assets by a shareholder and was recorded at the historical cost of the software which was $98,290. In connection with the transaction, the Company cancelled 8,000,000 shares of common stock of the former principal shareholder of the Company and transferred $1,258 of the Company’s inventory and $106,476 of the Company’s liabilities to the former principal shareholder of the Company. The Company treated the cancellation of assets and liabilities as a contribution of capital to the Company of $105,218.

Going Concern

The financial statements have been prepared on a going concern basis which assumes the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future.  The Company has incurred losses since inception resulting in an accumulated deficit of $4,353,375 as of December 31, 2013 and further losses are anticipated in the development of its business raising substantial doubt about the Company’s ability to continue as a going concern.  The ability to continue as a going concern is dependent upon the Company generating profitable operations in the future and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. Management intends to finance operating costs over the next twelve months with existing cash on hand and loans from directors and/or private placement of common stock.  These financials do not include any adjustments relating to the recoverability and reclassification of recorded asset amounts, or amounts and classifications of liabilities that might result from this uncertainty.